[GRAPHIC OMITTED]


Oppenheimer
CHAMPION INCOME FUND



Semiannual Report March 31, 2002




[LOGO OMITTED]
OPPENHEIMERFUNDS(R)
The Right Way to Invest

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Champion Income Fund seeks a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc., believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.



      CONTENTS

   1  Letter to Shareholders

   3  An Interview
      with Your Fund's
      Managers

   7  Financial
      Statements

  45  Officers and Trustees






CUMULATIVE TOTAL RETURNS*

              For the 6-Month
              Period Ended
              3/31/02
              Without         With
              Sales Chg.      Sales Chg.
----------------------------------------
Class A        6.52%           1.46%
----------------------------------------
Class B        6.12            1.12
----------------------------------------
Class C        6.12            5.12
----------------------------------------
Class N        6.38            5.38



AVERAGE ANNUAL TOTAL RETURNS*

              For the 1-Year
              Period Ended
              3/31/02
              Without         With
              Sales Chg.      Sales Chg.
----------------------------------------
Class A       -2.39%          -7.02%
----------------------------------------
Class B       -3.03           -7.47
----------------------------------------
Class C       -3.13           -4.01
----------------------------------------
Class N       -2.51           -3.39






  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  *SEE NOTES PAGE 6 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


Dear Shareholder,


2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.



[PHOTO OMITTED]                     [PHOTO OMITTED]


JAMES C. SWAIN                      JOHN V. MURPHY
Chairman                            President
Oppenheimer                         Oppenheimer
Champion Income Fund                Champion Income Fund



1    OPPENHEIMER CHAMPION INCOME FUND

LETTER TO SHAREHOLDERS


   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,


/S/SIGNATURE                 /S/SIGNATURE
James C. Swain               John V. Murphy
April 19, 2002






THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2    OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q
HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2002?


A. Oppenheimer Champion Income Fund delivered performance in line with most of its peers during a volatile period for high-yield bonds. By maintaining our disciplined focus on maximizing total return while carefully controlling credit risks, we succeeded in providing the Fund's investors with reasonable returns during a challenging time for most sectors of the stock and bond markets.

WHAT MADE THIS SUCH A CHALLENGING PERIOD FOR THE HIGH-YIELD MARKET?
Competing economic forces created a market environment that lacked clear direction and gave rise to heightened volatility. On the one hand, markets showed surprising strength in the aftermath of September 11, rebounding from their mid-September lows during October and November 2001. In addition, the U.S. economy began to show signs that it was emerging from recession in early 2002, with clear indications of accelerating industrial growth in several key economic sectors.
   On the other hand, market strength was undermined by continuing unease over the global political situation, particularly in regard to the potential impact on oil prices of conflict in the Middle East. Accounting irregularities contributed to the highly publicized bankruptcies of a few prominent corporations, creating uncertainty with respect to the accuracy of financial statements at other companies.
   These conflicting conditions led to a volatile high-yield bond market. The market performed relatively well during the final three months of 2001 as high-yield bonds recovered from the impact of September 11 along with other market sectors. However, the market dipped during the first few months of 2002, with lower-rated securities bearing the brunt of concerns regarding accounting issues and the pace of earnings recovery.



Portfolio Management
Team
David Negri
Tom Reedy





3    OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS



HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?
In anticipation of a significant economic recovery, we emphasized higher-yielding, lower-rated issues that we believed were well positioned to profit from a bullish economic environment during the period. This approach worked well during the first half of the period, when markets rallied from their September lows. Among industry sectors, the Fund scored gains in the gaming and lodging sector, which performed surprisingly well despite reduced post-September 11th levels of travel. The Fund also realized good returns in the energy and media sectors, which benefited from the prospect of economic recovery. We minimized the Fund's exposure to accounting scandals and business defaults by continuing to focus on each company's ability to generate cash and careful analysis of corporate balance sheets.
   The Fund's emphasis on yield proved less advantageous during the first three months of 2002, when lower-rated issues generally underperformed their more highly rated counterparts. In particular, the Fund's performance was hurt by its exposure to the wireless telecommunications sector, which suffered from overcapacity, slowing rates of growth and declining profitability. We responded by trimming some of the Fund's holdings in the wireless sector. However, we continued to maintain substantial wireless holdings in light of the sector's high -- albeit diminished -- growth rate, and our belief in the wireless industry's good long-term prospects.

WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?
We believe that, despite the repercussions of September 11 and recent accounting scandals, the economy is likely to show moderate growth with low levels of inflation during the



AVERAGE ANNUAL TOTAL RETURNS
WITH SALES CHARGE
For the Periods Ended 3/31/02(1)

Class A
1-Year    5-Year   10-Year
--------------------------------
-7.02%    2.15%    6.58%

Class B            Since
1-Year    5-Year   Inception
--------------------------------
-7.47%    2.11%    4.28%

Class C            Since
1-Year    5-Year   Inception
--------------------------------
-4.01%    2.36%    4.53%

Class N            Since
1-Year    5-Year   Inception
--------------------------------
-3.39%    N/A     -6.00%

--------------------------------

STANDARDIZED YIELDS
For the 30 Days Ended 3/31/02(2)
--------------------------------
Class A            9.62%
--------------------------------
Class B            9.34
--------------------------------
Class C            9.34
--------------------------------
Class N            9.89



1. See page 6 for further details.
2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2002. Falling share prices will tend to artificially raise yields.


4    OPPENHEIMER CHAMPION INCOME FUND
remainder of 2002. In the past, a spate of business defaults such as we recently experienced has tended to signal the bottom of an economic downturn. We believe that the greatest economic stresses are behind us and expect the rate of defaults to decline throughout the rest of 2002. At the same time, slowing rates of consumer spending, combined with decreasing productivity gains and persistent industrial overcapacity, are likely to limit the rate of growth for the foreseeable future. Such conditions generally favor high-yield issues toward the upper end of the credit quality scale. Accordingly, we have gradually shifted the Fund's assets toward higher quality issues, adopting a more neutral risk posture in comparison to our benchmark and our peers.
   Despite the volatility and uncertainty of today's market, we believe the high-yield market is likely to offer outstanding investment opportunities to investors during the remainder of 2002 and beyond. The Fund remains well positioned to capture those opportunities, making Oppenheimer Champion Income Fund part of THE RIGHT WAY TO INVEST.




CREDIT ALLOCATION(3)

[GRAPHIC OMITTED]
o AAA              0.1%
o A                1.9
o BBB              3.6
o BB              22.6
o B               50.0
o CCC              8.2
o CC               2.3
o C                0.5
o D                0.1
o Other           10.7




TOP FIVE HOLDINGS BY ISSUER(4)
-------------------------------------------------------------
Repurchase Agreement                                     9.0%
-------------------------------------------------------------
Charter Communications Holdings LLC                      2.3
-------------------------------------------------------------
Allied Waste North America, Inc.                         2.1
-------------------------------------------------------------
Adelphia Communications Corp.                            1.7
-------------------------------------------------------------
Dobson Communications Corp.                              1.1


3. Portfolio data is subject to change. Percentages are as of March 31, 2002, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 1.66% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. 4.Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of investments.


5    OPPENHEIMER CHAMPION INCOME FUND

NOTES


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



6    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
==================================================================================================================
 ASSET-BACKED SECURITIES--0.3%
------------------------------------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 4/22/07(1)               $  3,000,000  $    3,000,469
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management, Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11                                         2,000,000       1,270,625
------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28                                                                654,865         603,908
                                                                                                   ---------------
 Total Asset-Backed Securities (Cost $5,637,225)                                                        4,875,002

==================================================================================================================
 CORPORATE LOANS--0.0%
------------------------------------------------------------------------------------------------------------------
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 11.111%, 1/1/02(2,3,4) (Cost $3,866,575)                                               3,945,448         591,817

==================================================================================================================
 MORTGAGE-BACKED OBLIGATIONS--1.2%
------------------------------------------------------------------------------------------------------------------
 AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg
 Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(5)                         360,000         305,248
------------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29                                                1,500,000       1,044,258
 Series 1997-D5, Cl. B2, 2.622%, 2/14/41(6)                                             3,800,000       1,718,015
------------------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1993-C1, Cl. E, 6.72%, 12/25/03(4,6)                                              622,000         616,849
------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg
 Interest-Only Certificates, Series 2002-CKP1, Cl. AX, 0.202%, 12/15/35(7)             74,460,000         973,937
------------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
 Certificates, Series 1997-CHL1, Cl. E, 8.086%, 2/25/11(4,6)                            4,000,000       3,120,000
------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
 Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15                  3,400,000       2,666,078
------------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
 Certificates, Series 1997-C2, Cl. F, 6.75%, 4/16/29                                    2,000,000       1,133,125
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30(5)                                             1,200,000       1,064,515
 Series 1997-RR, Cl. D, 7.759%, 4/30/39(5)                                              2,000,108       1,714,556
 Series 1997-RR, Cl. F, 7.759%, 4/30/39(5,6)                                            5,000,269       3,031,151
------------------------------------------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
 Certificates, Series 1997-MC1, Cl. F, 7.452%, 5/20/07(5)                                 600,000         520,172
------------------------------------------------------------------------------------------------------------------
 Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                     91,913          90,799
                                                                                                   ---------------
 Total Mortgage-Backed Obligations (Cost $22,327,025)                                                  17,998,703

==================================================================================================================
 LOAN PARTICIPATIONS--0.5%
------------------------------------------------------------------------------------------------------------------
 Bank Rakyat Loan Participation Nts., Series 4 yr., 5.563%, 8/28/02(4,6)                  500,000         486,250
------------------------------------------------------------------------------------------------------------------
 Shoshone Partners Loan Trust Sr. Nts., 3.62%, 4/28/02
 (representing a basket of reference loans and a total return swap
 between Chase Manhattan Bank and the Trust)(4,6)                                      16,600,000       7,291,098
                                                                                                   ---------------
 Total Loan Participations (Cost $17,071,019)                                                           7,777,348




7    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
==================================================================================================================
 CORPORATE BONDS AND NOTES--84.1%
------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--28.5%
------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--1.4%
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(2,3)                             $  1,125,000  $           --
------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Corp., 10.75% Sr. Nts., 12/31/11(5)                                   3,000,000       3,045,000
------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., 2/15/10(5)                 2,800,000       2,943,500
------------------------------------------------------------------------------------------------------------------
 Dana Corp., 10.125% Sr. Nts., 3/15/10(4)                                               2,000,000       2,070,000
------------------------------------------------------------------------------------------------------------------
 Delco Remy International, Inc., 11% Sr. Unsec. Sub. Nts., 5/1/09                       1,000,000         925,000
------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                               2,200,000       1,909,683
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                              8,200,000       8,200,000
------------------------------------------------------------------------------------------------------------------
 Exide Corp., 10% Sr. Unsec. Nts., 4/15/05(2)                                           3,150,000         378,000
------------------------------------------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(2,3,5)                    1,750,000         927,500
                                                                                                   ---------------
                                                                                                       20,398,683

------------------------------------------------------------------------------------------------------------------
 DISTRIBUTORS--0.4%
 Fisher Scientific International, Inc.:
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                        4,190,000       4,336,650
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                        1,060,000       1,097,100
                                                                                                   ---------------
                                                                                                        5,433,750

------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--7.0%
 Ameristar Casinos, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                          1,000,000       1,102,500
------------------------------------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                       1,675,000         711,875
------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                          4,000,000       4,180,000
------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Nts., 4/15/12(1,4)                                            3,200,000       3,232,000
------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(2,3,4)                7,500              --
------------------------------------------------------------------------------------------------------------------
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                          350,000         344,750
------------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09                   3,000,000       3,105,000
------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc.:
 9.50% Sr. Sub. Nts., 4/1/09(5)                                                         4,000,000       4,245,000
 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                                     1,000,000       1,061,250
------------------------------------------------------------------------------------------------------------------
 Family Restaurants, Inc.:
 9.75% Sr. Nts., 2/1/03(2,3)                                                            6,690,000          33,450
 10.875% Sr. Sub. Disc. Nts., 2/1/04(2,3,4)                                               400,000           5,000
------------------------------------------------------------------------------------------------------------------
 Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                         4,100,000       4,376,750
------------------------------------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                   4,850,000       5,383,500
------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                    2,100,000       2,016,000
------------------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC:
 8.625% Sr. Sub. Nts., 5/15/09                                                          4,000,000       4,180,000
 9.375% Sr. Sub. Nts., 6/15/07                                                          4,900,000       5,189,100
------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                               7,000,000       7,175,000
------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12(5)                              4,400,000       4,427,500
------------------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                           3,725,000       3,813,469




8    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10(5)                                                     $  1,000,000  $    1,057,500
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                           4,000,000       4,350,000
------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                   5,500,000       5,665,000
------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8% Sr. Sub. Nts., 4/1/12(5)                                                             1,300,000       1,303,250
8.375% Sr. Sub. Nts., 7/1/11                                                            3,000,000       3,052,500
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                      4,850,000       4,983,375
------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10(5)                        7,500,000       7,453,125
------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sub. Nts., 3/15/10                                   3,050,000       3,050,000
------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(2,3,4)                                       3,900,000              --
------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(8)                                                        3,470,000       3,313,850
9.25% Sr. Nts., 4/1/06(4)                                                               1,595,000       1,668,769
9.75% Sr. Nts., 6/15/07                                                                 3,750,000       3,951,562
------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                                            3,650,000       3,814,980
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                     1,700,000       1,831,750
------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr. Sub. Nts., 5/15/09(5)                                     2,750,000       2,811,875
------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc.:
12.25% Mtg. Nts., 11/15/04                                                              1,600,000       1,692,000
14.25% Sr. Unsec. Sub. Nts., 11/15/05(6)                                                  700,000         735,875
                                                                                                   ---------------
                                                                                                      105,317,555

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.7%
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                 2,250,000       1,434,375
------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.875% Sr. Nts., 8/15/11                                                                7,000,000       6,947,500
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                    2,000,000       2,070,000
9.75% Sr. Sub. Nts., 9/15/10                                                            4,000,000       4,230,000
------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                    3,500,000       3,880,625
------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375% Sr. Nts., 2/1/10(5)                                            1,500,000       1,584,375
------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12(5)                         3,000,000       2,955,000
------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                          5,000,000       5,175,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                     7,000,000       7,280,000
------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                           1,000,000       1,052,500
------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 10.50% Sr. Unsec. Disc. Nts., 9/30/07(6)          6,319,199       3,222,792
------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                     4,800,000       4,788,000
------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                4,500,000       4,590,000
------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 10.625% Sr. Unsec. Sub. Nts., 2/15/11                            1,800,000       1,953,000
------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07(5)                              5,000,000       5,025,000
                                                                                                   ---------------
                                                                                                       56,188,167





9    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.6%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(8)                           $ 10,500,000  $    9,082,500
------------------------------------------------------------------------------------------------------------------
 MEDIA--13.1%
 Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                       2,700,000       2,943,000
------------------------------------------------------------------------------------------------------------------
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09                                                         1,740,000       1,487,700
 8.125% Sr. Nts., Series B, 7/15/03                                                     5,000,000       4,850,000
 9.375% Sr. Nts., 11/15/09                                                                500,000         470,000
 10.25% Sr. Unsec. Nts., 11/1/06                                                        6,000,000       5,610,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11                                                   9,250,000       8,417,500
 10.875% Sr. Unsec. Nts., 10/1/10                                                       5,000,000       4,675,000
------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                  1,250,000       1,314,062
------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                            8,000,000       8,000,000
------------------------------------------------------------------------------------------------------------------
 Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09                           1,500,000       1,567,500
------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09                    6,750,000       6,176,250
------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter
 Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(8)                                              9,000,000       6,232,500
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11(8)                                      10,500,000       6,142,500
 8.25% Sr. Unsec. Nts., 4/1/07                                                          2,000,000       1,820,000
 9.625% Sr. Unsec. Sub. Nts., 11/15/09                                                  2,000,000       1,910,000
 9.625% Sr. Nts., 11/15/09(5)                                                             500,000         477,500
 10% Sr. Nts., 4/1/09                                                                   3,700,000       3,570,500
 10.75% Sr. Unsec. Nts., 10/1/09                                                       11,200,000      11,200,000
 11.125% Sr. Unsec. Nts., 1/15/11                                                       2,000,000       2,015,000
------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9.625% Sr. Sub. Nts., Series B, 8/1/08                             1,000,000         995,000
------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc.:
 9.375% Sr. Sub. Nts., Series B, 8/1/09(2,3)                                              500,000          75,000
 10.50% Sr. Sub. Nts., 3/1/10(2,3)                                                      5,175,000         776,250
------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                 1,600,000       1,312,000
------------------------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12(5)                              1,800,000       1,867,500
------------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                              2,400,000       2,589,000
------------------------------------------------------------------------------------------------------------------
 Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                      7,000,000       2,275,000
------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                            800,000         652,000
------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(4,8)                   2,400,000         384,000
------------------------------------------------------------------------------------------------------------------
 EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                            14,500,000      15,623,750
------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09(5)                                                            2,500,000       2,587,500
 9.375% Sr. Unsec. Nts., 2/1/09(9)                                                      8,500,000       8,882,500
------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09             4,000,000       4,100,000
------------------------------------------------------------------------------------------------------------------
 Entercom Radio LLC-Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14         1,500,000       1,507,500
------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(5)                     3,000,000       3,045,000
------------------------------------------------------------------------------------------------------------------
 Insight Communications Co., Inc., 0%/12.25% Sr. Disc. Nts., 2/15/11(8)                 4,000,000       2,640,000
------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                      2,000,000       2,100,000
------------------------------------------------------------------------------------------------------------------
 Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                   5,000,000       4,537,500
------------------------------------------------------------------------------------------------------------------
 Lamar Advertising Co., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                            2,500,000       2,625,000
------------------------------------------------------------------------------------------------------------------
 Mail-Well, Inc., 9.625% Sr. Nts., 3/15/12(5)                                           5,400,000       5,589,000

10    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                  $  6,400,000  $    6,752,000
------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 6/15/11                               4,300,000       3,590,500
------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                          2,500,000       2,637,500
------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., 2/1/12(5)                                    1,500,000       1,575,000
------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Sub. Nts., 3/15/12(5)                                                            7,000,000       6,982,500
8.75% Sr. Sub. Nts., 12/15/11(5)                                                        4,000,000       4,130,000
9% Sr. Unsec. Sub. Nts., 7/15/07                                                        1,500,000       1,541,250
------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                  1,900,000       1,984,322
------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10(5)                                             4,500,000       4,578,750
------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                 6,250,000       6,562,500
------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09(8)                                                     5,000,000       1,812,500
11.25% Sr. Nts., 11/1/08                                                                2,800,000       1,414,000
------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(2,8)                                4,800,000         552,000
10.875% Sr. Unsec. Nts., Series B, 8/1/09(2)                                            3,600,000         486,000
11.25% Sr. Nts., Series B, 11/1/09(2) [EUR]                                             3,000,000         310,793
------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                                                          3,800,000       3,914,000
------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.50% Sr. Unsec. Nts., 12/15/08(5)                            3,500,000       3,657,500
                                                                                                   ---------------
                                                                                                      195,523,627

------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                         1,000,000         985,000
9.875% Nts., 10/1/11                                                                    3,300,000       3,423,750
                                                                                                   ---------------
                                                                                                        4,408,750

------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                            2,500,000       2,637,500
------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Nts., 6/15/06(5)                                                6,500,000       6,922,500
------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                  2,000,000       1,410,000
------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                              3,500,000       3,342,500
------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11(5)                           3,000,000       3,300,000
------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc., 9.625% Sr. Sub. Nts., 3/15/12(5)                               2,000,000       2,062,500
------------------------------------------------------------------------------------------------------------------
United Rentals (North America), Inc., 10.75% Sr. Unsec. Nts., 4/15/08                   7,000,000       7,665,000
------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                     1,200,000       1,236,000
                                                                                                   ---------------
                                                                                                       28,576,000

------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL--0.1%
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                      1,025,000         978,875
------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08(2,3)                            2,400,000         300,000




11    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL Continued
Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08                                 $    500,000  $      523,750
------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07(2)                       1,000,000         305,000
                                                                                                   ---------------
                                                                                                        2,107,625

------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.2%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                               4,500,000       4,612,500
------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                             5,075,000       3,895,062
                                                                                                   ---------------
                                                                                                        8,507,562

------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING--1.9%
B&G Foods, Inc., 9.625% Sr. Sub. Nts., 8/1/07(5)                                        4,000,000       4,100,000
------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08                                                         3,000,000       3,150,000
10.625% Sr. Sub. Nts., 7/31/07                                                            500,000         511,875
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                4,400,000       4,504,500
------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                 4,000,000       4,220,000
------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Sub. Nts., 12/1/11(5)                                  1,000,000       1,010,000
------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                      1,875,000       1,715,625
------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12(5)                                   2,000,000       2,070,000
------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 11.25% Sr. Unsec. Nts., 7/1/08                                          5,200,000       4,082,000
------------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                  1,260,000       1,324,680
------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                        2,000,000       2,030,000
                                                                                                   ---------------
                                                                                                       28,718,680

------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                               3,000,000       2,872,500
------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                    1,000,000       1,052,500
------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07                                 1,500,000       1,252,500
------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11                                2,000,000       2,190,000
------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                              800,000         780,000
------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09(4)                                500,000         511,250
------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                  2,000,000       1,670,000
------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                       1,000,000         994,536
                                                                                                   ---------------
                                                                                                       11,323,286

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(8)                                1,350,000         681,750
------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                               3,600,000       3,438,000
------------------------------------------------------------------------------------------------------------------
Holmes Products Corp.:
9.875% Sr. Sub. Nts., Series C, 11/15/07                                                1,000,000         405,000
9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                         2,575,000       1,042,875
------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                             2,000,000       2,135,000

12    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Revlon Consumer Products Corp.:
9% Sr. Nts., 11/1/06                                                                 $  2,200,000  $    1,540,000
12% Sr. Sec. Nts., 12/1/05(5)                                                           5,200,000       5,258,500
------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(2,3,4)                   2,815,000              --
                                                                                                   ---------------
                                                                                                       14,501,125

------------------------------------------------------------------------------------------------------------------
ENERGY--5.5%
------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(2,3,5)                              2,500,000         400,000
------------------------------------------------------------------------------------------------------------------
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                            2,250,000       2,334,375
------------------------------------------------------------------------------------------------------------------
Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                        4,400,000       4,026,000
------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                        500,000         492,500
------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11(5)                                         1,500,000       1,552,500
------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(4)                    1,985,000       1,399,425
------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08(5)              1,500,000       1,515,000
------------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                         7,000,000       7,262,500
------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                          2,150,000       2,332,750
------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc., 9% Sr. Sub. Nts., 6/1/11                                  3,500,000       3,272,500
------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                       5,800,000       5,133,000
------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                      12,000,000       8,460,000
------------------------------------------------------------------------------------------------------------------
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11(4)                                            2,000,000       2,010,000
------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(8)              8,000,000       7,720,000
                                                                                                   ---------------
                                                                                                       47,910,550

------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.3%
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                                     2,000,000       1,760,000
------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
8.125% Sr. Unsec. Nts., 4/1/11                                                          1,500,000       1,511,250
8.375% Sr. Unsec. Nts., 11/1/08                                                         4,500,000       4,573,125
------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 10.50% Sr. Unsec. Sub. Nts., 1/15/06                                  1,250,000       1,340,625
------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                           5,600,000       5,992,000
------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.60% Sr. Nts., 3/15/12(5)                               2,000,000       2,105,000
------------------------------------------------------------------------------------------------------------------
Pennzoil-Quaker State Co.:
6.75% Nts., 4/1/09                                                                      1,000,000       1,023,267
10% Sr. Nts., 11/1/08(5)                                                                4,000,000       4,700,000
------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07(4)                                     1,000,000       1,025,000
------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                    4,000,000       4,110,000
8.75% Sr. Sub. Nts., 9/15/07                                                            2,405,000       2,525,250
------------------------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                           3,000,000       3,097,500
                                                                                                   ---------------
                                                                                                       33,763,017







13    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.9%
------------------------------------------------------------------------------------------------------------------
BANKS--0.2%
Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09                        $  2,500,000  $    2,675,000
------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                    578,000         632,910
                                                                                                   ---------------
                                                                                                        3,307,910

------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--1.1%
AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                        3,000,000       3,045,000
------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(2,3)                          4,000,000         780,000
------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(4,8)                                 750,000          56,250
------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(2)                                   5,600,000         980,000
------------------------------------------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                          9,000,000       3,172,500
------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09(4)                                3,000,000       2,962,500
------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                 2,500,000       2,875,000
------------------------------------------------------------------------------------------------------------------
Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(2,3,4)                                   600,000              --
------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.:
10% Sr. Unsec. Nts., 11/1/04(4)                                                           500,000         490,000
10.125% Sr. Unsec. Nts., 7/15/06                                                        1,500,000       1,455,000
                                                                                                   ---------------
                                                                                                       15,816,250

------------------------------------------------------------------------------------------------------------------
INSURANCE--0.0%
Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                          1,000,000         495,000
------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.6%
CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                   2,500,000       2,362,500
------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP:
8.50% Sr. Nts., 6/1/11                                                                  3,394,000       3,453,395
9.50% Sr. Unsec. Nts., 9/15/08(5)                                                       2,000,000       2,130,000
------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07(5)                                            5,000,000       5,262,500
------------------------------------------------------------------------------------------------------------------
IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                   5,000,000       5,156,950
------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                     2,000,000       1,980,000
9% Sr. Nts., 1/15/08                                                                    3,000,000       3,060,000
9.125% Sr. Nts., 1/15/11                                                                1,650,000       1,693,313
9.125% Sr. Unsec. Nts., 1/15/11(5)                                                      2,600,000       2,668,250
------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Operating Partnership/Finance Corp. II,
10.50% Sr. Nts., 6/15/09(5)                                                             3,000,000       3,225,000
------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08(4)      8,000,000       8,060,000
                                                                                                   ---------------
                                                                                                       39,051,908

------------------------------------------------------------------------------------------------------------------
HEALTH CARE--3.9%
------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                         550,000         583,000
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.4%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10(4)                                           4,400,000       4,400,000
------------------------------------------------------------------------------------------------------------------
AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08                                         1,500,000       1,567,500






14    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                           $  3,875,000  $    3,976,719
------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 4/15/11                             1,700,000       1,995,375
------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                            4,350,000       4,382,625
------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust
Preferred Nts., 6/15/11                                                                 1,650,000       1,654,125
------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09(5)                             1,250,000       1,318,750
------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11(5)                         2,000,000       2,052,500
------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc.:
9% Sr. Sub. Nts., 2/15/08                                                               3,550,000       2,769,000
9.375% Sr. Nts., 11/15/07(5)                                                            3,250,000       3,176,875
------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12(5)                                 3,900,000       4,046,250
------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 9.50% Sr. Unsec. Sub. Nts., 6/15/09                                 500,000         517,500
------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                          4,800,000       5,304,000
------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                    750,000         819,643
------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                          3,850,000       4,119,500
------------------------------------------------------------------------------------------------------------------
Unilab Corp., 12.75% Sr. Sub. Nts., 10/1/09(4)                                          2,000,000       2,312,500
------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12(5)                                      1,000,000         975,000
------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09(4)                                 5,000,000       5,275,000
                                                                                                   ---------------
                                                                                                       50,662,862

------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
ICN Pharmaceuticals, Inc.:
8.75% Sr. Unsec. Nts., 11/15/08                                                         3,595,000       4,201,656
8.75% Sr. Unsec. Nts., 11/15/08                                                         3,000,000       3,506,250
                                                                                                   ---------------
                                                                                                        7,707,906

------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.9%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                          2,400,000       2,568,000
------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
Series B, 10/15/08                                                                      3,600,000       3,438,000
------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                 5,200,000       4,836,000
------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08(4)         3,450,000       3,191,250
------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                   4,500,000       2,160,000
------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06(4)                           1,600,000       1,000,000
------------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07                  1,000,000         950,000
                                                                                                   ---------------
                                                                                                       18,143,250

------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.1%
Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06                                       2,000,000       1,730,000

15    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
AIRLINES--0.6%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                 $  2,000,000  $    1,335,000
------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                   1,800,000       1,417,500
10.50% Sr. Nts., 8/1/04                                                                 7,700,000       6,679,750
                                                                                                   ---------------
                                                                                                        9,432,250

------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                3,400,000       3,519,000
9.25% Sr. Nts., Series B, 3/15/07                                                       3,000,000       3,127,500
9.875% Sr. Unsec. Sub. Nts., 6/15/11                                                    1,000,000       1,037,500
                                                                                                   ---------------
                                                                                                        7,684,000

------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.9%
Allied Waste North America, Inc.:
8.50% Sr. Nts., 12/1/08(5)                                                              2,000,000      12,180,000
8.875% Sr. Nts., Series B, 4/1/08                                                      10,000,000      10,275,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                              7,800,000       7,936,500
------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(2,3,4)                  1,500,000          22,500
------------------------------------------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                                 2,000,000       2,150,000
------------------------------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10(5)                                                  2,250,000       2,328,750
------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06(4)                                            694,000         690,530
------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                               1,080,000         567,000
------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                              2,150,000       2,225,250
------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(4)                   2,000,000       1,450,000
------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                4,000,000       4,220,000
------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09(2,4)                      3,300,000           4,125
------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                         6,000,000       5,970,000
------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                       2,650,000       2,464,500
------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                         2,400,000       2,028,000
------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09(4)                   2,125,000       2,475,625
------------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                            1,500,000       1,477,788
                                                                                                   ---------------
                                                                                                       58,465,568

------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
AmerisourceBergen Corp., 8.125% Sr. Nts., 9/1/08                                        5,000,000       5,250,000
------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                           4,000,000       3,860,000
------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                                     3,800,000       3,786,274
------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09                                                  2,400,000       2,220,000
9.375% Sr. Sub. Nts., Series C, 2/1/09                                                  3,500,000       3,237,500





16    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(8)                                          $  2,000,000  $      560,000
0%/12% Sr. Disc. Nts., 7/15/08(8)                                                       4,100,000       1,189,000
------------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                       4,000,000       4,140,000
                                                                                                   ---------------
                                                                                                       24,242,774

------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09(4)                             2,500,000       2,562,500
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                   6,445,000       6,896,150
------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(4)                        7,500,000       4,875,000
                                                                                                   ---------------
                                                                                                       11,771,150

------------------------------------------------------------------------------------------------------------------
MACHINERY--2.5%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09(4)                                             1,625,000       1,860,625
------------------------------------------------------------------------------------------------------------------
Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                               5,600,000       6,076,000
------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                      1,500,000       1,057,500
------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(2,3)                                          6,500,000       1,007,500
------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                  3,720,000       3,162,000
------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc.:
10.375% Sr. Nts., Series B, 8/1/07(4)                                                     250,000         146,250
10.375% Sr. Unsec. Nts., Series D, 8/1/07                                               1,000,000         585,000
------------------------------------------------------------------------------------------------------------------
Joy Global, Inc, 8.75% Sr. Sub. Nts., 3/15/12(5)                                        1,700,000       1,763,750
------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(8)                          3,000,000       1,275,000
------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                  5,745,000       5,141,775
------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07            3,385,000       3,080,350
------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                       700,000         722,750
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                           2,000,000       2,065,000
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                     3,500,000       3,657,500
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                          3,000,000       3,262,500
------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09(5)                                        2,000,000       2,005,000
                                                                                                   ---------------
                                                                                                       36,868,500

------------------------------------------------------------------------------------------------------------------
MARINE--0.5%
Millenium Seacarriers, Inc., Units (each unit consists of
$1,000 principal amount of 12% first priority ship mtg. sr.
sec. nts., 7/15/05 and one warrant to purchase five
shares of common stock)(2,3,4,10)                                                       3,500,000       2,065,000
------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(5)           3,800,000       1,767,000
------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03(4)                                           1,050,000       1,086,750
------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                         3,000,000       3,165,000
                                                                                                   ---------------
                                                                                                        8,083,750







17    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.7%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Avaya, Inc., 11.125% Sr. Sec. Nts., 4/1/09                                           $  2,100,000  $    2,068,500
------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(2,3,4,8)              4,749,000           5,936
------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.:
5.50% Unsec. Unsub. Nts., 11/15/08                                                        800,000         580,000
7.25% Unsec. Unsub. Nts., 7/15/06                                                         300,000         247,500
------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(2,3,4)                                     5,000,000       2,425,000
                                                                                                   ---------------
                                                                                                        5,326,936

------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                     1,700,000       1,836,000
------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                                5,000,000       5,293,750
                                                                                                   ---------------
                                                                                                        7,129,750

------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(4)                                          5,000,000       1,525,000
------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09(2,3) [EUR]                       4,000,000         656,481
------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(2,4,8)                  4,750,000         498,750
------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(2,3)                                       2,000,000         300,000
------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09(2,4)                                                 2,150,000         225,750
                                                                                                   ---------------
                                                                                                        3,205,981

------------------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.3%
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                                                        5,000,000       2,525,000
------------------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                                                                        1,500,000       1,590,000
------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
Series B, 8/1/05(4)                                                                       802,000         585,460
                                                                                                   ---------------
                                                                                                        4,700,460

------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                       1,300,000       1,085,500
------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.2%
Amkor Technology, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06                                                           4,700,000       4,688,250
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                     3,500,000       3,482,500
------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07                                                        5,275,000       5,644,250
10.50% Sr. Unsec. Sub. Nts., 2/1/09                                                     4,325,000       4,789,938
                                                                                                   ---------------
                                                                                                       18,604,938

------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.0%
Parametric RE Ltd., 6.49% Nts., 11/19/07(5,6)                                             600,000         593,160






18    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MATERIALS--9.1%
------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.7%
Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., Series B, 7/1/11               $ 2,500,000     $ 2,662,500
------------------------------------------------------------------------------------------------------------------
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                           4,000,000       4,180,000
------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07(4)                           2,000,000         920,000
------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11(5)                             3,000,000       3,176,250
------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07                               1,250,000       1,350,000
------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.09% Zero Coupon Sr.
Unsec. Disc. Nts., 12/31/09(11)                                                        10,000,000       2,600,000
------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(5)                                  2,300,000       2,346,000
------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 11.25% Sr. Unsec. Nts., Series B, 6/1/11                              1,500,000       1,666,875
------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                                   4,500,000       4,781,250
------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Bonds, 12/15/09(5)                                          2,500,000       2,606,250
------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08(5)                                                            3,500,000       3,570,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                  1,700,000       1,746,750
9.875% Sec. Nts., Series B, 5/1/07                                                      3,300,000       3,374,250
------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                     5,533,000       5,615,995
------------------------------------------------------------------------------------------------------------------
Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11                               3,800,000       4,047,000
------------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(5)                                        3,000,000       3,135,000
------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08(4)                                      891,021         668,266
------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.381% Sr. Sec. Nts., 12/31/06(4,6)                                   297,007         216,815
------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                                     1,250,000         818,750
------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06(2,3,4)                                             4,500,000         562,500
12.375% Sr. Sec. Nts., Series B, 7/15/06(2,3)                                           5,100,000       4,335,000
------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                      1,075,000       1,091,125
                                                                                                   ---------------
                                                                                                       55,470,576

------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.8%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                           1,500,000       1,552,500
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                      2,100,000       2,197,125
------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625% Sr. Sub. Nts., 2/15/12(5)                               2,500,000       2,606,250
------------------------------------------------------------------------------------------------------------------
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09(5)                                       1,500,000       1,567,500
------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875% Sr. Sec. Nts., 2/15/09(5)                  2,000,000       2,050,000
------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                         1,750,000       1,911,875
------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                         2,500,000       2,662,500
10.875% Sr. Sub. Nts., 4/1/08                                                           4,450,000       4,639,125
------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                                                           3,000,000       3,225,000
9.75% Sr. Unsec. Nts., 2/1/11                                                           4,000,000       4,340,000
                                                                                                   ---------------
                                                                                                       26,751,875







19    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.0%
AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09                                      $  2,000,000  $    2,025,000
------------------------------------------------------------------------------------------------------------------
Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09                       600,000         573,750
------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09              2,300,000       2,311,500
------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07(2,3)                           2,325,000         127,875
------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                     4,000,000       4,240,000
------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                       2,858,625       1,729,468
------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08                      433,000          86,600
------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06(2)                                                 3,900,000       2,886,000
12.75% Sr. Sub. Nts., 2/1/03(2,3)                                                       7,500,000       1,612,500
------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09(2,3)                    9,500,000       1,959,375
------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                        3,780,000       4,044,600
------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09(5)                                        4,000,000       4,180,000
------------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                        3,500,000       3,517,500
                                                                                                   ---------------
                                                                                                       29,294,168

------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.6%
Ainsworth Lumber Co. Ltd.:
12.50% Sr. Nts., 7/15/07(12)                                                            4,000,000       4,300,000
13.875% Sr. Sec. Nts., 7/15/07(5)                                                       3,000,000       3,345,000
------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04(2)                                       9,300,000       1,906,500
------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                                  4,500,000       4,400,068
------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08                                1,500,000       1,623,750
------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04                                                 1,100,000       1,164,625
11.50% Sr. Sec. Nts., 6/1/04                                                            2,000,000       2,282,500
------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                        3,000,000       2,951,250
------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                      3,300,000       2,194,500
                                                                                                   ---------------
                                                                                                       24,168,193

------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.5%
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
360networks, Inc.:
13% Sr. Unsec. Nts., 5/1/08(2,3,4) [EUR]                                                1,700,000             148
13% Sr. Unsec. Nts., 5/1/08(2,4)                                                        2,000,000             200
------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts.,
Series B, 2/15/08(8)                                                                    3,700,000       1,128,500
------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                           4,700,000       3,501,500
------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(2,3,4)                                        3,300,000          82,500
------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07(2,3)                         2,225,000         289,250
------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd., 11.625% Sr. Nts., 3/30/10(2) [EUR]                          1,000,000         139,584
------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(8)                                            1,300,000         240,500
11.875% Sr. Unsec. Nts., Series B, 1/15/10(4)                                             800,000         228,000





20    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Global Crossing Holdings Ltd., 9.50% Sr. Unsec. Nts., 11/15/09(2,3)                  $ 10,000,000  $      262,500
------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts.,
Series B, 3/1/09(8)                                                                     6,000,000       4,710,000
------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08(8)                                                                             13,800,000         621,000
------------------------------------------------------------------------------------------------------------------
KPNQwest NV, 2.50% Cv. Sr. Unsec. Nts., 3/15/12(4)                                        355,000          89,460
------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(8)                                                   22,000,000       5,720,000
0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(8)                                            3,000,000         615,000
9.125% Sr. Unsec. Nts., 5/1/08                                                          1,000,000         440,000
11% Sr. Unsec. Nts., 3/15/08(4)                                                         1,000,000         480,000
------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07(2,3)                                  4,000,000         960,000
------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Unsec. Nts., Series B, 11/15/08(2)                                              3,000,000         225,000
10% Sr. Nts., 12/15/09(2)                                                               1,000,000          75,000
------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 11.25% Sr. Disc. Nts., Series B, 11/1/07(2,3)                        1,970,000         325,050
------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09(2,3)                          5,220,000         861,300
------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(2)                         4,600,000       1,081,000
------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts., 8/15/10(4)                                                  5,000,000       3,125,000
------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(2,3,8) [GBP]                               13,150,000       5,524,052
9.875% Sr. Unsec. Nts., Series B, 11/15/09(2) [EUR]                                     4,000,000       1,103,586
------------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(2,3,4,8) [GBP]              300,000         121,752
------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07                             3,315,000       1,756,139
------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(5)                                               6,000,000       6,000,000
------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(8)                       3,500,000         892,500
------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(2,3,4)                               4,000,000         300,000
------------------------------------------------------------------------------------------------------------------
RCN Corp.:
0%/9.80% Sr. Disc. Nts., Series B, 2/15/08(4,8)                                         1,097,000         202,945
10.125% Sr. Unsec. Nts., 1/15/10                                                        1,571,000         408,460
------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10(2,3,4)             2,000,000         140,000
------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07(2,3,4)                                         2,250,000             225
------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                                                 2,000,000       1,390,000
------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV, 11.875% Sr. Nts., 7/15/09(2,4)                       2,000,000         535,000
------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(2,3,4)                                      3,200,000          24,000
------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc., 11.70% Sr. Unsec. Nts.,
8/1/08(2)                                                                               2,000,000         290,000
------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(2,3,4)                           4,500,000             450
------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08(2)                                                          1,700,000         221,000
9.625% Sr. Nts., 10/1/07(2)                                                             3,000,000         390,000
10.75% Sr. Unsec. Nts., 11/15/08(2)                                                     4,500,000         585,000
                                                                                                   ---------------
                                                                                                       45,085,601







21    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--7.5%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09(8)                         $  3,200,000  $    2,144,000
------------------------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                                  4,400,000       3,630,000
------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09                                  6,100,000       4,514,000
------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                               3,200,000       1,392,000
------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(8)                                           5,635,000       4,874,275
0%/10.375% Sr. Disc. Nts., 5/15/11(8)                                                   4,550,000       2,684,500
9% Sr. Nts., 5/15/11                                                                    1,000,000         825,000
9.375% Sr. Nts., 8/1/11                                                                 1,500,000       1,271,250
9.50% Sr. Nts., 8/1/11                                                                  2,000,000       1,710,000
------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(2,3,8)                     2,525,000         189,375
------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                              500,000         482,500
------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(8)                              5,400,000       1,971,000
------------------------------------------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(8)                                    3,600,000       1,998,000
------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(8)                                             4,000,000       1,260,000
12.50% Sr. Nts., 4/15/10                                                                3,750,000       2,381,250
------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(8) [CAD]                                  4,000,000       1,259,872
0%/12% Sr. Unsec. Disc. Nts., 6/1/09(8)                                                 5,000,000       1,675,000
------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                       2,000,000       1,090,000
------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/10.65% Sr. Disc. Nts., 9/15/07(8)                                                    1,000,000         667,500
9.375% Sr. Unsec. Nts., 11/15/09                                                        7,000,000       4,672,500
12% Sr. Unsec. Nts., 11/1/08                                                            1,000,000         762,500
------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10                                     1,000,000         632,500
------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(5)                                           11,900,000      13,328,000
------------------------------------------------------------------------------------------------------------------
Orbcomm Global LP (Escrow), 8/15/04                                                     2,890,000              --
------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA,
11.25% Sr. Sub. Nts., 12/1/09 [EUR]                                                     2,200,000       1,976,858
------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                2,000,000       2,090,000
11.75% Sr. Sub. Nts., 7/15/07                                                           2,800,000       3,003,000
------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                 1,700,000       1,419,500
9.75% Sr. Sub. Nts., 1/15/10(5)                                                         1,000,000         830,000
------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(8)                                                12,945,000       7,831,725
10.25% Sr. Unsec. Nts., 2/1/09                                                          5,500,000       3,808,750
------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.375% Nts., 3/15/12(5)                                           1,000,000         986,374
------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(8)                                       2,000,000       1,770,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                   6,000,000       6,765,000
------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(8)                                        3,400,000       3,009,000
10.375% Sr. Sub. Nts., 1/15/11                                                          8,000,000       9,040,000

22    OPPENHEIMER CHAMPION INCOME FUND

                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Triton PCS, Inc.:
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                                 $    900,000  $      841,500
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                     1,000,000         957,500
------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
Series B, 11/1/09(8)                                                                    6,000,000       3,990,000
------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                           7,698,000       8,352,330
                                                                                                   ---------------
                                                                                                      112,086,559

------------------------------------------------------------------------------------------------------------------
UTILITIES--3.9%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                   1,300,000       1,007,500
8.875% Sr. Unsec. Nts., 2/15/11                                                         1,700,000       1,300,500
9.50% Sr. Unsec. Nts., 6/1/09                                                           1,000,000         785,000
------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.25% Sr. Sec. Sub. Bonds, 8/30/10 [GBP]                           600,000         354,576
------------------------------------------------------------------------------------------------------------------
AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20                   5,000,000       3,775,000
------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                   1,500,000       1,556,250
------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                                          16,650,000      13,301,185
------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                                      4,000,000       4,345,576
------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                      1,000,000       1,111,488
------------------------------------------------------------------------------------------------------------------
Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(4)                     3,800,000       1,149,500
------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]                   2,000,000       2,015,244
------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub.
Nts., 7/1/09 [EUR]                                                                      4,000,000       3,079,572
------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 [EUR]                                              3,500,000         763,350
------------------------------------------------------------------------------------------------------------------
Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                             1,500,000       1,416,560
------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 11% Sr. Disc. Nts., 11/1/07(2,3) [DEM]                               2,000,000         124,894
------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06(2,3) [EUR]                                3,250,000         251,633
------------------------------------------------------------------------------------------------------------------
Southern California Edison Co., 8.95% Nts., 11/3/03                                     5,000,000       5,125,000
------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09 [EUR]                                        2,700,000         382,766
------------------------------------------------------------------------------------------------------------------
Telewest Communications plc, 0%/9.875% Sr. Disc. Nts., 4/15/09(8) [GBP]                 4,000,000       2,022,080
------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11(4) [GBP]                     1,000,000       1,630,480
                                                                                                   ---------------
                                                                                                       45,498,154

------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts., 5/20/11                                                           800,000         828,000
------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts.,
Series B, 6/1/11                                                                        2,000,000       2,070,000
                                                                                                   ---------------
                                                                                                        2,898,000

------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.2%
Dynegy Holdings, Inc., 8.75% Sr. Nts., 2/15/12                                          2,000,000       2,096,524






23    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                                                        PRINCIPAL    MARKET VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 WATER UTILITIES--0.5%
 Azurix Corp.:
 10.375% Sr. Unsec. Nts., Series B, 2/15/07                                          $  1,000,000  $      885,000
 10.375% Sr. Unsec. Nts., Series L, 2/15/07 [GBP]                                       1,500,000       1,879,680
 10.75% Sr. Unsec. Nts., Series B, 2/15/10                                              5,000,000       4,425,000
                                                                                                   ---------------
                                                                                                        7,189,680
                                                                                                   ---------------
 Total Corporate Bonds and Notes (Cost $1,464,484,094)                                              1,259,555,510

                                                                                           SHARES
==================================================================================================================
 PREFERRED STOCKS--2.5%
------------------------------------------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(4,12)                               128,927           1,289
------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26(4)                         750,000         718,125
------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg.(12)                                   6,829         701,680
------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.(3,4)                                 100,000       3,037,500
------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(12)                                                      8,192       6,656,000
 13% Sr. Exchangeable, Non-Vtg.(12)                                                         9,994       8,644,810
------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(3,4,12)                        721              72
------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
 Non-Vtg.(3,4)                                                                             15,000         168,750
------------------------------------------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(4)                                      62,321          16,203
------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.(4,12)                    21,050              --
------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(3,4,12)                                  3,727              56
------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B(12)                         1,000         817,500
------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg.(3,4,12)                                                                          30,310           3,789
------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 13% Cum. Sr. Unsec., Series D,(12)                                                             2              82
 11.125% Exchangeable, Series E, Non-Vtg.(12)                                               2,501         881,602
------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(4,12)                    441       4,068,225
------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8.625% Exchangeable, Series H, Non-Vtg                                    65,950       2,984,237
------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(12)                             6,883       3,114,558
------------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg.(4)                                      1           1,025
------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(4)                         26,250       2,894,063
------------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $3.52 Exchangeable(3,4,12)                           22,624              23
------------------------------------------------------------------------------------------------------------------
 World Access, Inc., Cv. Sr., Series D, Non-Vtg.(3,4)                                         506             506
------------------------------------------------------------------------------------------------------------------
 WorldCom, Inc., $8.63 Cum. Cv., Series F(5)                                              200,000       2,425,000
                                                                                                   ---------------
 Total Preferred Stocks (Cost $66,755,646)                                                             37,135,095

==================================================================================================================
 COMMON STOCKS--0.4%
------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc.(3)                                                       1,605              64
------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc.(3,4)                                                                   77,926         163,255
------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.(3)                                                               577,713       4,471,499
------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.(3,4)                                                             130,000       1,006,200
------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc.(3)                                                      132,227         301,478




24    OPPENHEIMER CHAMPION INCOME FUND

                                                                                                     MARKET VALUE
                                                                                           SHARES      SEE NOTE 1
==================================================================================================================
 COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B (Escrowed)(3,4)                                      1,665  $           --
------------------------------------------------------------------------------------------------------------------
 Grove Investors, Inc.(3)                                                                  43,080              --
------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.(3)                                                 79,703         239,109
------------------------------------------------------------------------------------------------------------------
 OpTel, Inc., Non-Vtg.(3,4)                                                                 3,815              38
------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp.(3)                                                                 14,718          77,122
------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc.(3)                                                                     57,620         165,658
------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd.(3,4)                                                               288,828              --
------------------------------------------------------------------------------------------------------------------
 Siena Holdings, Inc.(3,4)                                                                 17,058          20,811
------------------------------------------------------------------------------------------------------------------
 WRC Media Corp.(3,4)                                                                       8,794              88
                                                                                                   ---------------
 Total Common Stocks (Cost $10,890,230)                                                                 6,445,322

                                                                                            UNITS
==================================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.3%
------------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06(3,4)                                                   2,000           6,000
------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc. Wts., Exp. 10/1/07(3,4)                                         1,649              16
------------------------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(3,4)                     4,500         832,500
------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(3,4)                                                                         58,503              --
 Exp. 1/23/03(3,4)                                                                         30,983              --
 Exp. 9/1/04(3,4)                                                                          91,000              --
 Exp. 5/1/05(3,4)                                                                          69,612              --
------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10(3,4)                                                     3,300              33
------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07(3,4)                                          2,320              23
------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08(3,4)                                      5,000              50
------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08(3,4)                                    3,450              --
------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08(3,4)                                                  6,000              60
------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05(3,4)                                         725               7
------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07(3,4)                                                      5,000         100,625
------------------------------------------------------------------------------------------------------------------
 Golden State Bancorp, Inc. Litigation Wts.(3)                                             58,176          75,629
------------------------------------------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03(3,4)                                                       94              --
------------------------------------------------------------------------------------------------------------------
 Grove Investors, Inc., Tranche A Wts., Exp. 9/14/08(3)                                    11,967              --
------------------------------------------------------------------------------------------------------------------
 Grove Investors, Inc., Tranche B Wts., Exp. 9/14/08(3)                                    11,967              --
------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10(3,4)                                                  6,700         201,837
------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05(3,4)                                          17,655             177
------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06(3)                                                                           19,990             600
 Exp. 5/16/06(3)                                                                               30               4
------------------------------------------------------------------------------------------------------------------
 In-Flight Phone Corp. Wts., Exp. 8/31/02(3,4)                                              1,600              --
------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(3,4)                                                      3,390              34
------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc. Wts., Exp. 2/1/03(3,4)                                300              --
------------------------------------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03(3,5)                           12,145              --
------------------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10(3,4)                                                         3,600          36,450
------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(3,4)                                         7,885             394




25    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                                     MARKET VALUE
                                                                                            UNITS      SEE NOTE 1
==================================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10(3,4)                                  2,000  $       80,250
------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(3,4)                                  1,390               1
------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(3,4)                                  2,565              26
------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(3,4)                                        3,200              32
------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10(3,4)                                                       5,000          21,250
------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10(3)                                              100,000         865,000
------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.)(3,4)                                       3,500              35
------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc., 14% Sr. Disc. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(3,4)                                       3,500              35
------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(3,4)                                         200               2
------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03(3,4)                                                                         28,000              --
 Exp. 6/30/05(3,4)                                                                         15,200              15
------------------------------------------------------------------------------------------------------------------
 R&B Falcon Corp. Wts., Exp. 5/1/09(3,5)                                                    7,000       1,775,900
------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09(3,4)                            3,000              30
------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10(3,4)                                                      8,078              81
------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05(3,4)                                                        2,159          14,033
                                                                                                   ---------------
 Total Rights, Warrants and Certificates (Cost $1,825,113)                                              4,011,129

                                                                                        PRINCIPAL
                                                                                           AMOUNT
==================================================================================================================
 REPURCHASE AGREEMENTS--8.8%
------------------------------------------------------------------------------------------------------------------
 Repurchase agreement with BNP Paribas Securities Corp., 1.81%, dated
 3/28/02, to be repurchased at $131,957,533 on 4/1/02, collateralized by U.S. Treasury Nts., 3.25%--6%, 9/30/02--12/31/03, with a value of
 $122,661,199 and U.S. Treasury Bills, 5/16/02--6/20/02, with a value
 of $12,216,272 (Cost $131,931,000)                                                  $131,931,000     131,931,000
------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,724,787,927)                                           98.1%  1,470,320,926
------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                              1.9      27,878,771
                                                                                     -----------------------------
 NET ASSETS                                                                                 100.0% $1,498,199,697
                                                                                     =============================






26    OPPENHEIMER CHAMPION INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:
CAD   Canadian Dollar           EUR   Euro
DEM   German Mark               GBP   British Pound Sterling


1. When-issued security to be delivered and settled after March 31, 2002.
2. Issuer is in default.
3. Non-income producing security.
4. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $213,320,826 or 14.24% of the Fund's net assets as of March 31, 2002.
6. Represents the current interest rate for a variable or increasing rate security.
7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
11. Zero coupon bond reflects effective yield on the date of purchase.
12. Interest or dividend is paid-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


27    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 March 31, 2002
===========================================================================================================
 ASSETS
-----------------------------------------------------------------------------------------------------------
 Investments, at value (cost $1,724,787,927)-- see accompanying statement                   $1,470,320,926
-----------------------------------------------------------------------------------------------------------
 Cash                                                                                            1,474,248
-----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                     33,056,398
 Investments sold                                                                                8,743,249
 Shares of beneficial interest sold                                                              4,644,212
 Other                                                                                               7,283
                                                                                            ---------------
 Total assets                                                                                1,518,246,316

===========================================================================================================
 LIABILITIES
 Unrealized depreciation on foreign currency contracts                                               2,316
-----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $6,211,688 purchased on a when-issued basis)                  12,710,821
 Dividends                                                                                       3,217,807
 Shares of beneficial interest redeemed                                                          2,660,280
 Distribution and service plan fees                                                                899,776
 Shareholder reports                                                                               367,963
 Transfer and shareholder servicing agent fees                                                     107,203
 Trustees' compensation                                                                              2,471
 Closed foreign currency contracts                                                                   1,419
 Other                                                                                              76,563
                                                                                            ---------------
 Total liabilities                                                                              20,046,619

===========================================================================================================
 NET ASSETS                                                                                 $1,498,199,697
                                                                                            ---------------

===========================================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                            $1,989,831,565
-----------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                             4,314,193
-----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions               (241,497,701)
-----------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                            (254,448,360)
                                                                                            ---------------
 NET ASSETS                                                                                 $1,498,199,697
                                                                                            ===============





28    OPPENHEIMER CHAMPION INCOME FUND

===========================================================================================================
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $750,583,857 and 82,099,367 shares of beneficial interest outstanding)                              $9.14
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                                         $9.60
-----------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $534,085,487
 and 58,489,409 shares of beneficial interest outstanding)                                           $9.13
-----------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $210,113,036
 and 23,008,361 shares of beneficial interest outstanding)                                           $9.13
-----------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,417,317
 and 373,704 shares of beneficial interest outstanding)                                              $9.14



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



29    OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended March 31, 2002
===========================================================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
 Interest                                                                                     $ 75,385,052
-----------------------------------------------------------------------------------------------------------
 Dividends                                                                                       2,285,600
                                                                                              -------------
 Total income                                                                                   77,670,652
===========================================================================================================
 EXPENSES
-----------------------------------------------------------------------------------------------------------
 Management fees                                                                                 4,433,807
-----------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                           849,080
 Class B                                                                                         2,648,997
 Class C                                                                                         1,013,118
 Class N                                                                                             4,752
-----------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                   1,534,617
-----------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                               367,495
-----------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                        14,927
-----------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                              9,950
-----------------------------------------------------------------------------------------------------------
 Other                                                                                              25,329
                                                                                              -------------
 Total expenses                                                                                 10,902,072
 Less reduction to custodian expenses                                                               (9,010)
                                                                                              -------------
 Net expenses                                                                                   10,893,062

===========================================================================================================
 NET INVESTMENT INCOME                                                                          66,777,590

===========================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                                                   (85,564,246)
 Closing of futures contracts                                                                   (1,095,743)
 Foreign currency transactions                                                                  (3,931,084)
                                                                                              -------------
 Net realized loss                                                                             (90,591,073)

-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                                   110,505,869
 Translation of assets and liabilities denominated in foreign currencies                         1,132,084
                                                                                              -------------
 Net change                                                                                    111,637,953
                                                                                              -------------
 Net realized and unrealized gain                                                               21,046,880

===========================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 87,824,470
                                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




30    OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  SIX MONTHS              YEAR
                                                                       ENDED             ENDED
                                                              MARCH 31, 2002     SEPTEMBER 30,
                                                                 (UNAUDITED)              2001
===============================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------------------
 Net investment income                                        $   66,777,590    $  140,980,686
-----------------------------------------------------------------------------------------------
 Net realized loss                                               (90,591,073)     (100,462,613)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)            111,637,953      (187,780,265)
                                                              ---------------------------------
 Net increase (decrease) in net assets resulting
 from operations                                                  87,824,470      (147,262,192)

===============================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                         (34,598,811)      (72,235,016)
 Class B                                                         (23,222,303)      (51,508,631)
 Class C                                                          (8,867,246)      (19,872,190)
 Class N                                                             (91,236)          (18,804)

===============================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                          70,394,615       137,019,128
 Class B                                                          10,654,394        90,127,744
 Class C                                                          14,316,359        23,103,128
 Class N                                                           2,397,332         1,104,309

===============================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------------------
 Total increase (decrease)                                       118,807,574       (39,542,524)
-----------------------------------------------------------------------------------------------
 Beginning of period                                           1,379,392,123     1,418,934,647
                                                              ---------------------------------
 End of period (including undistributed net investment
 income of $4,314,193 and $4,316,199, respectively)           $1,498,199,697    $1,379,392,123
                                                              =================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






31    OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS                                                           YEAR
                                                           ENDED                                                          ENDED
                                                  MARCH 31, 2002                                                      SEPT. 30,
 CLASS A                                             (UNAUDITED)        2001         2000         1999         1998        1997
===================================================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $9.00      $11.00       $11.84       $12.18       $13.49      $12.92
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .44        1.03(1)      1.15         1.10         1.09        1.15
 Net realized and unrealized gain (loss)                     .14       (1.97)(1)     (.76)        (.25)       (1.11)        .57
                                                           ------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                       .58        (.94)         .39          .85         (.02)       1.72
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.44)      (1.06)       (1.15)       (1.10)       (1.05)      (1.15)
 Tax return of capital distribution                           --          --           --           --         (.04)         --
 Distributions from net realized gain                         --          --         (.08)        (.09)        (.20)         --
                                                           ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.44)      (1.06)       (1.23)       (1.19)       (1.29)      (1.15)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $9.14      $ 9.00       $11.00       $11.84       $12.18      $13.49
                                                           ========================================================================

===================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        6.52%      (9.19)%       3.42%        7.15%       (0.49)%     13.96%
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $750,584    $670,207     $672,817     $675,395     $572,354    $502,211
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $721,601    $696,332     $681,335     $644,839     $567,689    $425,258
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                      9.56%      10.14%(1)    10.02%        9.01%        8.18%       8.75%
 Expenses                                                   1.12%       1.07%        1.05%        1.06%        1.06%(4)    1.10%(4)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      26%         47%          34%          47%         100%        136%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $1.06
Net realized and unrealized loss        (2.00)
Net investment income ratio             10.42%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32    OPPENHEIMER CHAMPION INCOME FUND

                                                      SIX MONTHS                                                           YEAR
                                                           ENDED                                                          ENDED
                                                  MARCH 31, 2002                                                      SEPT. 30,
 CLASS B                                             (UNAUDITED)        2001         2000         1999         1998        1997
===================================================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period$                      8.99      $10.98      $ 11.83      $ 12.17      $ 13.48     $ 12.91
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .41         .96(1)      1.06         1.01          .99        1.05
 Net realized and unrealized gain (loss)                     .14       (1.97)(1)     (.77)        (.25)       (1.11)        .57
                                                        ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                       .55       (1.01)         .29          .76         (.12)       1.62
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.41)       (.98)       (1.06)       (1.01)        (.95)      (1.05)
 Tax return of capital distribution                           --          --           --           --         (.04)         --
 Distributions from net realized gain                         --          --         (.08)        (.09)        (.20)         --
                                                        ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.41)       (.98)       (1.14)       (1.10)       (1.19)      (1.05)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $9.13        8.99       $10.98       $11.83       $12.17      $13.48
                                                        ===========================================================================

===================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        6.12%      (9.81)%       2.54%        6.36%       (1.25)%     13.10%
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $534,085    $515,270     $534,309     $530,619     $388,572    $238,505
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $531,360    $540,165     $534,106     $475,049     $326,804    $151,197
 Ratios to average net assets:(3)
 Net investment income                                      8.82%       9.40%(1)     9.25%        8.25%        7.42%       7.89%
 Expenses                                                   1.88%       1.82%        1.80%        1.81%        1.81%(4)    1.86%(4)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      26%         47%          34%          47%         100%        136%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                 $.98
Net realized and unrealized loss     (1.99)
Net investment income ratio           9.68%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



33    OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                      SIX MONTHS                                                           YEAR
                                                           ENDED                                                          ENDED
                                                  MARCH 31, 2002                                                      SEPT. 30,
 CLASS C                                             (UNAUDITED)        2001         2000         1999         1998        1997
===================================================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 8.99      $10.98      $ 11.83      $ 12.17      $ 13.48     $ 12.91
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .41       .96(1)        1.06         1.01          .99        1.05
 Net realized and unrealized gain (loss)                     .14       (1.97)(1)     (.77)        (.25)       (1.11)        .57
                                                        ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                       .55       (1.01)         .29          .76         (.12)       1.62
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.41)       (.98)       (1.06)       (1.01)        (.95)      (1.05)
 Tax return of capital distribution                           --          --           --           --         (.04)         --
 Distributions from net realized gain                         --          --         (.08)        (.09)        (.20)         --
                                                        ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.41)       (.98)       (1.14)       (1.10)       (1.19)      (1.05)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $9.13       $8.99       $10.98       $11.83       $12.17      $13.48
                                                        ===========================================================================


===================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        6.12%      (9.82)%       2.52%        6.35%       (1.25)%     13.12%
-----------------------------------------------------------------------------------------------------------------------------------


===================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $210,113    $192,898     $211,809     $252,277     $224,439    $181,025
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $203,272    $208,439     $230,954     $246,416     $210,338    $143,363
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                      8.80%       9.40%(1)     9.23%        8.25%        7.42%       7.98%
 Expenses                                                   1.88%       1.82%        1.80%        1.81%        1.81%(4)    1.86%(4)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      26%         47%          34%          47%         100%        136%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                    $.98
Net realized and unrealized loss        (1.99)
Net investment income ratio              9.68%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



34    OPPENHEIMER CHAMPION INCOME FUND

                                                    SIX MONTHS       PERIOD
                                                         ENDED        ENDED
                                                MARCH 31, 2002    SEPT. 30,
 CLASS N                                           (UNAUDITED)      2001(1)
===============================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $ 9.00      $ 10.75
-------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .42          .57(2)
 Net realized and unrealized gain (loss)                   .15        (1.75)(2)
                                                        -----------------------
 Total income (loss) from
 investment operations                                     .57        (1.18)
-------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.43)        (.57)
 Tax return of capital distribution                         --           --
 Distributions from net realized gain                       --           --
                                                        -----------------------
 Total dividends and/or distributions
 to shareholders                                          (.43)        (.57)
-------------------------------------------------------------------------------
 Net asset value, end of period                         $ 9.14      $  9.00
                                                        =======================


===============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                      6.38%      (11.29)%
-------------------------------------------------------------------------------


===============================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $3,417      $ 1,017
-------------------------------------------------------------------------------
 Average net assets (in thousands)                      $2,029      $   330
-------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                    9.05%        9.72%(2)
 Expenses                                                 1.35%        1.07%
-------------------------------------------------------------------------------
 Portfolio turnover rate                                    26%          47%



1. For the period from March 1, 2001 (inception of offering) to
September 30, 2001.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                    $.58
Net realized and unrealized loss        (1.76)
Net investment income ratio             10.00%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


35    OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited




================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, the Fund had entered into net outstanding when-issued commitments of $6,211,688.




36    OPPENHEIMER CHAMPION INCOME FUND

    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2002, securities with an aggregate market value of $41,604,101, representing 2.78% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.







37    OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $222,067,652. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of September 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            EXPIRING
            --------------------------
               2008         19,623,850
               2009         30,381,616
                           -----------
              Total        $50,005,466
                           ===========

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.






38    OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

               SIX MONTHS ENDED MARCH 31, 2002  YEAR ENDED SEPTEMBER 30, 2001(1)
                          SHARES        AMOUNT          SHARES         AMOUNT
--------------------------------------------------------------------------------
 CLASS A
 Sold                 20,364,849  $188,318,576      39,442,915   $401,578,105
 Dividends and/or
 distributions
 reinvested            2,819,522    26,025,355       5,325,482     53,601,798
 Redeemed            (15,581,894) (143,949,316)    (31,454,613)  (318,160,775)
                     -----------------------------------------------------------
 Net increase          7,602,477   $70,394,615      13,313,784   $137,019,128
                     ===========================================================

--------------------------------------------------------------------------------
 CLASS B
 Sold                  6,587,018  $ 60,777,310      17,664,312   $180,719,544
 Dividends and/or
 distributions
 reinvested            1,579,750    14,562,911       3,179,559     31,963,856
 Redeemed             (7,021,619)  (64,685,827)    (12,144,439)  (122,555,656)
                     -----------------------------------------------------------
 Net increase          1,145,149  $ 10,654,394       8,699,432   $ 90,127,744
                     ===========================================================

--------------------------------------------------------------------------------
 CLASS C
 Sold                  4,200,704  $ 38,796,022       7,983,980   $ 81,736,328
 Dividends and/or
 distributions
 reinvested              559,946     5,160,923       1,120,545     11,271,825
 Redeemed             (3,218,132)  (29,640,586)     (6,920,960)   (69,905,025)
                     -----------------------------------------------------------
 Net increase          1,542,518  $ 14,316,359       2,183,565   $ 23,103,128
                     ===========================================================

--------------------------------------------------------------------------------
 CLASS N
 Sold                    279,624  $  2,571,670         111,244   $  1,087,923
 Dividends and/or
 distributions
 reinvested                9,874        90,960           2,062         18,751
 Redeemed                (28,853)     (265,298)           (247)        (2,365)
                     -----------------------------------------------------------
 Net increase            260,645  $  2,397,332         113,059   $  1,104,309
                     ===========================================================



 1. For the year ended September 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.






39    OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $443,071,680 and $338,589,138, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.61% .

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     AGGREGATE          CLASS A      CONCESSIONS       CONCESSIONS       CONCESSIONS        CONCESSIONS
                     FRONT-END        FRONT-END       ON CLASS A        ON CLASS B        ON CLASS C         ON CLASS N
                 SALES CHARGES    SALES CHARGES           SHARES            SHARES            SHARES             SHARES
 SIX MONTHS         ON CLASS A      RETAINED BY      ADVANCED BY       ADVANCED BY       ADVANCED BY        ADVANCED BY
 ENDED                  SHARES      DISTRIBUTOR    DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)     DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------------------------
 March 31, 2002       $929,041         $256,547          $51,695        $1,545,241          $260,378            $18,174

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           CLASS A           CLASS B              CLASS C            CLASS N
                        CONTINGENT        CONTINGENT           CONTINGENT        CONTINGENT
                          DEFERRED          DEFERRED             DEFERRED          DEFERRED
                     SALES CHARGES     SALES CHARGES        SALES CHARGES     SALES CHARGES
 SIX MONTHS            RETAINED BY       RETAINED BY          RETAINED BY       RETAINED BY
 ENDED                 DISTRIBUTOR       DISTRIBUTOR          DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------------------
 March 31, 2002             $5,235          $641,906              $26,957              $203

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.





40    OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $849,080, all of which were paid by the Distributor to recipients, and included $44,247 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                  DISTRIBUTOR'S
                                                  DISTRIBUTOR'S       AGGREGATE
                                                      AGGREGATE    UNREIMBURSED
                                                   UNREIMBURSED   EXPENSES AS %
               TOTAL PAYMENTS   AMOUNT RETAINED        EXPENSES   OF NET ASSETS
                   UNDER PLAN    BY DISTRIBUTOR      UNDER PLAN        OF CLASS
--------------------------------------------------------------------------------
 Class B Plan      $2,648,997        $2,112,803     $26,177,168            4.92%
 Class C Plan       1,013,118           249,397       5,906,816            2.83
 Class N Plan           4,751             4,747          58,276            1.78



41    OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                                      CONTRACT
                         EXPIRATION     AMOUNT     VALUATION AS OF    UNREALIZED
 CONTRACT DESCRIPTION         DATES     (000S)      MARCH 31, 2002  DEPRECIATION
--------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 British Pound
 Sterling (GBP)              4/2/02        223(GBP)     $  318,102       $   447
 CONTRACTS TO SELL
 Canadian Dollar (CAD)       7/3/02      2,710(CAD)      1,696,891         1,869
                                                                         -------
 Total Unrealized
 Depreciation                                                            $2,316
                                                                         =======

================================================================================
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.




42    OPPENHEIMER CHAMPION INCOME FUND

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


================================================================================
 7. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2002 was $98,535,014, which represents 6.58% of the Fund's net assets, of which $1,169,961 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                      UNREALIZED
                                                                           VALUATION AS OF          APPRECIATION
 SECURITY                          ACQUISITION DATES             COST       MARCH 31, 2002        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Aurora Foods, Inc.                          9/18/00         $     --           $  163,255             $ 163,255
 Chesapeake Energy Corp.                     6/27/00          967,628            1,006,200                38,572
 Geotek Communications, Inc.,
 Series B (Escrowed)                          1/4/01            6,660                   --                (6,660)
 World Access, Inc., Cv. Sr.,
 Series D, Non-Vtg.                          2/14/00          700,000                  506              (699,494)

43    OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 8. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.



44    OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND




================================================================================
 OFFICERS AND TRUSTEES  James C. Swain, Trustee, CEO and Chairman of the Board
                        John V. Murphy, Trustee and President
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        C. Howard Kast, Trustee
                        Robert M. Kirchner, Trustee
                        F. William Marshall, Jr., Trustee
                        David P. Negri, Vice President
                        Thomas P. Reedy, Vice President
                        Robert G. Zack, Vice President and Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary


================================================================================
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.


================================================================================
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.


================================================================================
 TRANSFER AND           OppenheimerFunds Services
 SHAREHOLDER SERVICING
 AGENT


================================================================================
 CUSTODIAN OF           The Bank of New York
 PORTFOLIO SECURITIES


================================================================================
 INDEPENDENT AUDITORS   Deloitte & Touche LLP


================================================================================
 LEGAL COUNSEL          Myer, Swanson, Adams & Wolf, P.C.

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.
                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC. 498 SEVENTH AVENUE, NEW YORK, NY 10018.



                        (C)Copyright 2002 OppenheimerFunds, Inc.
                           All rights reserved.


45    OPPENHEIMER CHAMPION INCOME FUND

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
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P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS   Class A: OPCHX   Class B: OCHBX   Class C: OCHCX
                 Class N: OCHNX






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[LOGO OMITTED]
OPPENHEIMERFUNDS(R)
Distributor, Inc.




RS0190.001.0302May 30, 2002